Taxes on Income - Schedule of Deferred Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 64	$ 74
Provision for vacation and recreation pay	34	105
Deferred tax assets current	98	179
R&D expenses	459	1,326
Share-based compensation	4,027	3,737
Carry forward tax losses	25,053	23,674
Accrued severance pay, net	45	54
Deferred tax assets noncurrent	29,584	28,791
Less-valuation allowance	(29,682)	(28,970)	$ (24,655)
Deferred tax assets